Right-of-Use Assets and Operating Lease Liabilities - Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases [Abstract]
Within 1 year	$ 68,375
1 – 2 year	66,010
Total operating lease payments	134,385
Less: imputed interest	(3,722)
Total operating lease obligation	130,663
Less: current portion of operating lease liabilities	(65,626)	$ (42,830)
Long-term operating lease liabilities	$ 65,037